BUSINESS COMBINATIONS (Detail Textuals 2) (USD $)	3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	5 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012 Apex	Dec. 31, 2012 Apex	Dec. 31, 2011 Apex	Mar. 31, 2012 Illume Mobile	Dec. 31, 2012 Illume Mobile	Dec. 31, 2011 Illume Mobile	Mar. 31, 2013 Apex and Illume Mobile's	Dec. 31, 2012 Apex and Illume Mobile's
Business Acquisition [Line Items]
Amortization of intangible assets					$ 343,000	$ 572,000	$ 1,392,000	$ 53,000	$ 125,000	$ 214,000
Net increase in interest expense					175,000	291,000	708,000
Number of common stock issued (in shares)					325,000	325,000		617,284	617,284
Revenue	13,772,000	17,810,000	71,501,000	58,359,000							700,000	1,500,000
Net loss	$ (2,102,000)	$ (237,000)	$ (3,866,000)	$ (5,168,000)							$ 700,000	$ 1,800,000